Common Stock - CEO Performance Awards (Details) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2021 USD ($)	Sep. 12, 2020 USD ($)	Nov. 30, 2021	Nov. 30, 2020 USD ($) tranche employee $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $					$ 122	$ 3	$ 357	$ 11	$ 322	$ 18	$ 24
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares) | shares				10,379,000
Award vesting period				18 months
Award contractual term				7 years
Number of vesting tranches | tranche				9
Number of consecutive trading days included in stock target price measurement period | employee				180
Grants (in dollars per share)				$ 39.8275
Stock compensation expense to be recognized over the derived service period of each tranche | $					$ 318		$ 318		401
Stock-based compensation expense | $									$ 12
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 187.60
Derived service period of award				2 years 6 months 10 days
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 501.00
Derived service period of award				4 years 5 months 1 day
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 187.60
Number of RSUs eligible to vest (in shares) | shares				518,950
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 226.80
Number of RSUs eligible to vest (in shares) | shares				518,950
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 265.80
Number of RSUs eligible to vest (in shares) | shares				1,037,900
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 305.00
Number of RSUs eligible to vest (in shares) | shares				1,037,900
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 344.00
Number of RSUs eligible to vest (in shares) | shares				1,037,900
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 383.00
Number of RSUs eligible to vest (in shares) | shares				1,556,850
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 422.20
Number of RSUs eligible to vest (in shares) | shares				1,556,850
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 461.20
Number of RSUs eligible to vest (in shares) | shares				1,556,850
CEO Performance Award | 2014 Equity Incentive Plan | Chief Executive Officer | Tranche 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company stock price target (in dollars per share)				$ 501.00
Number of RSUs eligible to vest (in shares) | shares				1,556,850
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants (in shares) | shares							6,545,000		20,126,000
Award vesting period			4 years						4 years
Grants (in dollars per share)							$ 166.87	$ 34.11	$ 56.27	$ 27.31	$ 7.86
Stock compensation expense to be recognized over the derived service period of each tranche | $	$ 1,400								$ 710
Stock-based compensation expense | $	$ 279	$ 279
Number of RSUs eligible to vest (in shares) | shares					28,103,000		28,103,000		28,366,000	28,366,000	15,924,000
RSUs | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate grant date fair value | $				$ 413